Document and Entity Information	Aug. 06, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000926282
Document Type	8-K/A
Document Period End Date	Aug. 06, 2023
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-41446
Entity Tax Identification Number	87-2164282
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	(256)
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	ADTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends and supplements the Current Report on Form 8-K of ADTRAN Holdings, Inc. (the “Company”), originally furnished by the Company to the Securities and Exchange Commission (the “SEC”) on August 7, 2023 (the “Initial 8-K”). The sole purpose for filing this Form 8-K/A is to correct certain information contained in Exhibit 99.1 to the Initial Form 8-K related to the Company’s consolidated balance sheets at June 30, 2023 and December 31, 2022 and statement of cash flow for the six months ended June 30, 2023, as described further below. The information contained herein is being furnished pursuant to Item 2.02 of Form 8-K, “Results of Operations and Financial Condition.” This information shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or incorporated by reference in any filing under the Securities Act of 1933, as amended, (the “Securities Act”) or the Exchange Act, except as shall be expressly set forth by specific reference in such a filing.